SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation And Qualifying Accounts
Balance at Beginning of Year	¥ 87	¥ 22	¥ 17
Charge to Costs and Expenses	105	65	21
Charge to Other Accounts		7
Write off	(64)	(7)	(16)
Balance at End of Year	128	87	22
Valuation allowance for deferred tax assets
Valuation And Qualifying Accounts
Balance at Beginning of Year	369	152	107
Charge to Costs and Expenses	151	249	79
Charge Taken Against Allowance	(37)	(32)	(24)
Write off	(17)		(10)
Balance at End of Year	¥ 466	¥ 369	¥ 152